Consolidated Income Statement - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations
Net sales		$ 5,288,504	$ 4,293,592	$ 6,903,123
Cost of sales		(3,685,057)	(3,165,684)	(4,747,760)
Gross profit		1,603,447	1,127,908	2,155,363
Selling, general and administrative expenses		(1,270,016)	(1,196,929)	(1,593,597)
Other operating income		10,516	21,127	14,603
Other operating expenses		(9,359)	(11,163)	(410,574)
Operating income		334,588	(59,057)	165,795
Finance Income		47,605	66,204	34,574
Finance Cost		(27,072)	(22,329)	(23,058)
Other financial results		(43,550)	(21,921)	3,076
Income (loss) before equity in earnings of non-consolidated companies and income tax		311,571	(37,103)	180,387
Equity in earnings of non-consolidated companies		116,140	71,533	(39,558)
Income before income tax		427,711	34,430	140,829
Income tax		17,136	(17,102)	(234,384)
Income (loss) for continuing operations		444,847	17,328	(93,555)
Discontinued operations:
Result for discontinued operations		91,542	41,411	19,130
Income (loss) for the year		536,389	58,739	(74,425)
Attributable to:
Owners of the parent		544,737	55,298	(80,162)
Non-controlling interests		(8,348)	3,441	5,737
Income (loss) for the year		$ 536,389	$ 58,739	$ (74,425)
Earnings per share attributable to the owners of the parent during the year:
Weighted average number of ordinary shares (thousands) (in shares)		1,180,537	1,180,537	1,180,537
Basic and diluted earnings (losses) per share (in dollars per share)		$ 0.38	$ 0.01	$ (0.08)
Basic and diluted earnings (losses) per ADS (U.S. dollars per ADS) (*) (in dollars per share)	[1]	0.77	0.02	(0.17)
Continuing and discontinued operations
Basic and diluted earnings (losses) per share (in dollars per share)		0.46	0.05	(0.07)
Basic and diluted earnings (losses) per ADS (U.S. dollars per ADS) (*) (in dollars per share)	[1]	$ 0.92	$ 0.09	$ (0.14)

[1]	Each ADS equals two shares.